Subsequent events	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Subsequent events
24	Subsequent events

a)	Cosan S.A.

On January 18, 2019, the Board of Directors approved the contracting of financial advisors and the submission to B3 for a voluntary public offering for the acquisition of class A preferred shares issued by its subsidiary Comgás (ticker: CGAS5) at the price of R$ 82.00 per share. A private agreement was also signed with shareholders holding 9,847,236 Class A preferred shares issued by subsidiary Comgás, under which Cosan S.A undertakes to acquire, and the shareholders undertake to dispose of all such class A preferred shares in the Voluntary Plan. The class A preferred shares, subject to this private agreement, represent approximately 41.786% of the class A preferred shares outstanding.

On March 8, 2019, Cosan S.A. announced the conclusion of the tender offer held on the same date for acquisition of class A preferred shares issued by Comgás. A total of 19,496,165 preferred shares of Comgás were acquired by Cosan in the tender offer at a price of R$82.00 per preferred share, representing approximately 14.77% of Comgás’s capital stock.

On February 15, 2019, the Board of Directors approved the issuance of non-convertible debentures of Cosan S.A., in the total amount of R$ 1,700,000, with amortization in three semi-annual installments starting in February 2020, with a rate of 109% of the CDI, payable semi-annually in four installments starting in August 2019, and maturing on February 28, 2021. The debenture holders will be entitled to full redemption and early amortization as from the sixth month of the date of issuance, without payment of any premium.

On March 26, 2019, the Board of Directors approved the cancellation of 9,000,000 treasury shares of the Company.

b)	Rumo

On February 15, 2019, Rumo made a public offer of distribution of 500,000 debentures, all nominative, book entry, simple, non-convertible, unsecured, single series, of its 12th issue, with a nominal unit value of R$ 1, totaling R$ 500,000, maturing on February 15, 2029.

On March 28, 2019, Rumo hereby announces to the market that the Company’s economic proposal ranked first in the International Bidding promoted by ANTT, the scope of which is the subconcession of the public railway cargo transportation service, associated to exploration of the infrastructure of a railway network located between the cities of Porto Nacional (state of Tocantins) and Estrela d’Oeste (state of São Paulo). The amount of Rumo’s economic proposal was R$ 2,719,530.

c)	Cosan Limited

On February 15, 2019, the Board of Directors approved the cancellation of 32,239,807 treasury shares of the Company. The cancellation was concluded on April 24, 2019.